Tangible Assets	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Tangible Assets

Figures in millions	Mine development costs	Mine infra- structure(2)	Mineral rights and dumps	Exploration and evaluation assets	Assets under construction	Land and buildings(3)(4)	Total
US Dollars

Cost
Balance at 1 January 2016	6,282	4,432	914	5	356	78	12,067
Additions
- project capital	25	4	—	—	64	—	93
- stay-in-business capital	363	54	1	—	192	1	611
- capitalised leased assets	—	2	—	—	—	—	2
Disposals	(45)	(46)	—	—	—	—	(91)
Transfers and other movements(1)	(884)	25	—	—	(190)	—	(1,049)
Translation	202	105	4	—	28	3	342
Balance at 31 December 2016	5,943	4,576	919	5	450	82	11,975

Accumulated amortisation and impairments
Balance at 1 January 2016	4,488	2,618	862	2	29	10	8,009
Amortisation for the year	546	254	4	1	—	1	806
Impairment and derecognition of assets	1	2	—	—	—	—	3
Disposals	(43)	(43)	—	—	—	—	(86)
Transfers and other movements(1)	(964)	(70)	—	—	(3)	—	(1,037)
Translation	135	31	2	—	—	1	169
Balance at 31 December 2016	4,163	2,792	868	3	26	12	7,864
Net book value at 31 December 2016	1,780	1,784	51	2	424	70	4,111

Cost
Balance at 1 January 2017	5,943	4,576	919	5	450	82	11,975
Additions
- project capital	28	3	—	—	125	—	156
- stay-in-business capital	371	37	—	—	257	—	665
Disposals	(1)	(20)	—	—	—	—	(21)
Transfers and other movements(1)	(168)	(21)	(27)	—	(291)	1	(506)
Transfer to non-current assets and liabilities held for sale	(785)	(281)	(7)	—	(72)	(3)	(1,148)
Translation	174	88	7	—	21	3	293
Balance at 31 December 2017	5,562	4,382	892	5	490	83	11,414

Figures in millions	Mine development costs	Mine infra- structure(2)	Mineral rights and dumps	Exploration and evaluation assets	Assets under construction	Land and buildings(3)(4)	Total
Accumulated amortisation and impairments
Balance at 1 January 2017	4,163	2,792	868	3	26	12	7,864
Amortisation for the year	553	272	3	—	—	1	829
Impairment and derecognition of assets(5)	182	62	8	—	1	—	253
Disposals	(1)	(20)	—	—	—	—	(21)
Transfers and other movements(1)	(326)	(163)	(27)	—	—	—	(516)
Transfer to non-current assets and liabilities held for sale	(685)	(169)	(4)	—	(1)	—	(859)
Translation	93	22	5	—	—	2	122
Balance at 31 December 2017	3,979	2,796	853	3	26	15	7,672
Net book value at 31 December 2017	1,583	1,586	39	2	464	68	3,742

Cost
Balance at 1 January 2018	5,562	4,382	892	5	490	83	11,414
Additions
- project capital	2	—	—	—	175	—	177
- stay-in-business capital	294	20	3	—	149	1	467
Disposals	(5)	(30)	—	(1)	—	(3)	(39)
Transfers and other movements(1)	60	(41)	—	—	(270)	1	(250)
Translation	(239)	(119)	(7)	—	(32)	(5)	(402)
Balance at 31 December 2018	5,674	4,212	888	4	512	77	11,367

Accumulated amortisation and impairments
Balance at 1 January 2018	3,979	2,796	853	3	26	15	7,672
Amortisation for the year	397	233	2	1	—	1	634
Impairment and derecognition of assets(5)	—	104	—	—	—	—	104
Disposals	(5)	(27)	—	(1)	—	(2)	(35)
Transfers and other movements(1)	(52)	(153)	—	—	—	—	(205)
Translation	(135)	(42)	(6)	—	1	(2)	(184)
Balance at 31 December 2018	4,184	2,911	849	3	27	12	7,986
Net book value at 31 December 2018	1,490	1,301	39	1	485	65	3,381

(1)	Transfers and other movements include amounts from deferred stripping, change in estimates of decommissioning assets, asset reclassifications and derecognition of assets with a carrying value of nil.

(2)	Included in the amounts for mine infrastructure are assets held under finance leases with a net book value of $45m (2017: $56m; 2016: $58m).

(3)	Included in the amounts for land and buildings are assets held under finance leases with a net book value of $3m (2017: $6m; 2016: $7m).

(4)	Assets of $10m (2017: $11m; 2016: $12m) have been pledged as security.

(5)	Impairment and derecognition of assets is assessed as follows:

Impairments and derecognitions of tangible assets

For the year ended 31 December, the following impairments and derecognitions of tangible assets were recognised:

Figures in millions - US Dollars	2018	2017
First Uranium	93	13
TauTona	—	79
Kopanang	—	35
Surface Operations	1	9
Moab Khotsong	—	112
Mponeng	4	2
Obuasi	5	—
Other	1	3
	104	253

Impairment calculation assumptions as at 31 December 2018 - goodwill, tangible and intangible assets
Management assumptions for the value in use of tangible assets and goodwill include:

•
the gold price assumption represents management’s best estimate of the future price of gold. A long-term real gold price of $1,239/oz (2017: $1,240/oz) is based on a range of economic and market conditions that will exist over the remaining useful life of the assets.

Annual life of mine plans take into account the following:

•	proved and probable Ore Reserve;

•	value beyond proved and probable reserves (including exploration potential) determined using the gold price assumption referred to above;

•
in determining the impairment for each cash generating unit, the real pre-tax rate was derived from the weighted average cost of capital (WACC) using the Capital Asset Pricing Model (CAPM) to determine the required return on equity with risk factors consistent with the basis used in 2017. At 31 December 2018, the derived group WACC was 8.30% (real post-tax) which is 80 basis points higher than in 2017 of 7.50%, and is based on the industry average capital structure of the major gold companies considered to be appropriate peers. In determining the WACC for each cash generating unit, sovereign and mining risk factors are considered to determine country specific risks. In certain instances, a specific risk premium was added to large projects being undertaken or the turnaround nature of a specific mine to address uncertainties in the forecast of the cash flows;

•	foreign currency cash flows translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency;

•	cash flows used in impairment calculations are based on life of mine plans which range from 2 years to 41 years; and

•	variable operating cash flows are increased at local Consumer Price Index rates.

Impairment of cash generating units

The group reviews and tests the carrying value of its mining assets when events or changes in circumstances suggest that the carrying amount may not be recoverable.

During June 2018, due to market conditions and a strategic decision taken to change the processing strategy of Mine Waste Solutions (MWS), whereby MWS in future will focus solely on gold recovery, the Uranium plant of the MWS cash-generating unit was fully impaired as it is unlikely to be utilised or generate future economic benefits.

During June 2017, due to a change in mine plans to restructure the South African operations, Kopanang mine, TauTona mine including Savuka section and the West Gold Plant section of the Surface operations in South Africa were fully impaired as they were not expected to generate future economic benefits.

On 19 October 2017, AngloGold Ashanti announced the sale of various assets in the Vaal River Region including the Moab Khotsong Mine and related assets (Moab) to Harmony Gold Mining Company Limited for a cash consideration of US$300m. Moab was accordingly transferred to held for sale and written down to the fair value less cost to sell.
In a separate announcement on 19 October 2017, AngloGold Ashanti announced the sale of its Kopanang Mine, the West Gold Plant and related infrastructure (Kopanang) to Heaven-Sent SA Sunshine Investment Company Limited for a cash consideration of R100m. Kopanang was accordingly transferred to held for sale and written down to the fair value less cost to sell.

The sales of the above mentioned assets were concluded on 28 February 2018.

Cash generating units with marginal headroom

Based on an analysis carried out by the group in 2018, the carrying value and value in use of the most sensitive cash generating unit (CGU) are:

Figures in millions - US Dollars	Carrying value	Value in use
Mponeng(1)	533	547
Kibali(2)	1,439	1,484

(1) It is estimated that a decrease of the long-term real gold price of $1,239/oz by 0.3%, would cause the receivable amount of Mponeng to equal its carrying amount. The sensitivity analysis has been provided on the basis that the key assumption changes without a change in the other assumptions. However, for a change in each of the assumptions used, it is impracticable to disclose the consequential effect of changes on the other variables used to measure the recoverable amount because these assumptions and others used in impairment testing are inextricably linked.

(2) Equity accounted investment, included in investments in associates and joint ventures in the statement of financial position.